Mineral Rights - Schedule of Mineral Rights (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Cost, opening net book value		$ 5,458	$ 5,087
Accumulated amortization, opening net book value		(2,782)	(2,460)
Opening net book value		2,676	2,627
Additions		77	245
Disposals		(1,348)	(104)
Depletion and amortization		(178)	(210)
Exchange differences		(76)	118
Acquisitions		19,360
Cost, closing net book value		23,428	5,458
Accumulated amortization, closing net book value		(2,917)	(2,782)
Closing net book value		20,511	2,676
Mineral Rights Platosa (Mexico) [Member]
Statement Line Items [Line Items]
Cost, opening net book value		3,785	3,621
Accumulated amortization, opening net book value		(2,782)	(2,460)
Opening net book value		1,003	1,161
Additions
Disposals
Depletion and amortization		(178)	(210)
Exchange differences		(21)	52
Acquisitions
Cost, closing net book value		3,721	3,785
Accumulated amortization, closing net book value		(2,917)	(2,782)
Closing net book value		804	1,003
Mineral Rights Beschefer (Canada) [Member]
Statement Line Items [Line Items]
Cost, opening net book value	[1]	1,428	1,466
Accumulated amortization, opening net book value	[1]
Opening net book value	[1]	1,428	1,466
Additions	[1]
Disposals	[1]	(1,348)	(104)
Depletion and amortization	[1]
Exchange differences	[1]	(80)	66
Acquisitions	[1]
Cost, closing net book value	[1]		1,428
Accumulated amortization, closing net book value	[1]
Closing net book value	[1]		1,428
Mineral Rights Silver City (Germany) [Member]
Statement Line Items [Line Items]
Cost, opening net book value	[2]	245
Accumulated amortization, opening net book value	[2]
Opening net book value	[2]	245
Additions	[2]		245
Disposals	[2]
Depletion and amortization	[2]
Exchange differences	[2]	26
Acquisitions	[2]	317
Cost, closing net book value	[2]	587	245
Accumulated amortization, closing net book value	[2]
Closing net book value	[2]	587	245
Mineral Rights Kilgore (Idaho) [Member]
Statement Line Items [Line Items]
Cost, opening net book value	[3]
Accumulated amortization, opening net book value	[3]
Opening net book value	[3]
Additions	[3]	45
Disposals	[3]
Depletion and amortization	[3]
Exchange differences	[3]
Acquisitions	[3]	13,711
Cost, closing net book value	[3]	13,756
Accumulated amortization, closing net book value	[3]
Closing net book value	[3]	13,756
Mineral Rights Okaley (Idaho) [Member]
Statement Line Items [Line Items]
Cost, opening net book value	[4]
Accumulated amortization, opening net book value	[4]
Opening net book value	[4]
Additions	[4]	32
Disposals	[4]
Depletion and amortization	[4]
Exchange differences	[4]
Acquisitions	[4]	5,332
Cost, closing net book value	[4]	5,364
Accumulated amortization, closing net book value	[4]
Closing net book value	[4]	$ 5,364

[1]	On March 17, 2020, the Company entered into an agreement with Wallbridge (Note 6) in respect of the Beschefer Option Agreement, whereby the amended Option payments were deemed fully satisfied through the issuance of a total of 3,500,000 Wallbridge Shares and 500,000 warrants to purchase Wallbridge Shares at $1.00 for a period of five years from the date of issuance (collectively, the "Wallbridge Consideration"). In accordance with the Company's farm-out accounting policy, the initial fair value of the Wallbridge Consideration was credited to the Beschefer Mineral Rights and the loss on disposal ($188) was recorded in the consolidated statement of comprehensive income (loss) for the twelve months ended December 31, 2020.
[2]	On September 24, 2019 the Company signed an option agreement (the "Globex Agreement") with Globex Mining Enterprises Inc. ("Globex") to acquire a 100% interest in the Braunsdorf exploration license for the Silver City Project in Saxony, Germany, pursuant to which the Company agreed to pay total aggregate consideration of C$500 in cash and issue common shares valued at C$1,600 over a period of three years. Upon completion of the payments and common share issuances the Company will grant Globex a gross metals royalty of 3% for precious metals and 2.5% for other metals, both of which may be reduced by 1% upon a payment of $1,500. Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively. The first issuance of 45,367 common shares (valued at C$225) and the first cash payment (C$100) were made on the effective date of the Globex Agreement and recorded as an addition to mineral rights ($245). On September 21, 2020, the second issuance of 65,657 common shares (valued at C$325) and the second cash payment (C$100) were made and recorded as an addition to mineral rights ($317).
[3]	On April 22, 2020, the Company acquired the Kilgore Gold Project as part of the Otis acquisition (Note 5). The Company has a 100% interest in the Kilgore Gold property located in Clark County, Idaho, which consisted of 614 federal lode mining claims unencumbered by any underlying royalties. In Q4 2020, the Company staked 175 new claims expanding the Kilgore property by 28%.
[4]	On April 22, 2020, the Company acquired the Oakley Project as part of the Otis acquisition (Note 5). The Oakley Project includes Blue Hill Creek, Matrix Creek, Cold Creek and other properties in Idaho, USA:Blue Hill Creek ("BHC") - The Company has a 100% interest in the Blue Hill Creek property located in Cassia County, Idaho; the property consists of 44 unpatented federal lode mining claims and an adjacent 80 acre Idaho state lease, subject to a net smelter returns royalty ("NSR") of 2% on production of gold from BHC.Matrix Creek - The Company has a 100% interest in the Matrix Creek property, located in Cassia County, Idaho; the property consists of 61 unpatented federal lode mining claims and a 320 acre mineral lease, subject to an NSR of 2% on production of gold from Matrix Creek. The 2.0% NSR at BHC and Matrix Creek can be purchased for a total of $2,000.Cold Creek and other properties - The Company has a 100% interest in the Cold Creek property located in Cassia County, Idaho, which consists of 85 unpatented federal lode mining claims, and 32 other unpatented federal lode mining claims, all located in Cassia County, Idaho and located within the area known as the Oakley Project.On February 26, 2020, Otis entered into a definitive option agreement with Centerra Gold Inc. ("Centerra") whereby Centerra may earn up to a 70% interest in the Oakley Project in exchange for total exploration expenditures of $7,000 and cash payments of $550 over a six year period. Details are as follows:Centerra can earn a 51% interest in Oakley (the "First Option") by incurring $4,500 in exploration expenditures and by making cash payments of $250 over a three-year period as follows:Cash payment of $75 (received by Otis) on signing and commitment to spend a minimum of $500 on exploration expenditures in Year One;Cash payment of $75 (received in February 2021) and $1,500 in exploration expenditures in Year Two; and Cash payment of $100 and $2,500 in exploration expenditures in Year Three. Centerra will then have an option to acquire a further 19% of the Oakley Project, for a total of 70% (the "Second Option"), by incurring an additional $3,000 in exploration expenditures and making a cash payment of $300 over three years.During the term of the Oakley Agreement, Centerra will be the Operator of the project. Excellon will act as Project Manager and will earn 10% of the approved exploration expenditures for technical oversight and project management.Subsequent to either the First Option or the Second Option, at Centerra's option, the parties shall form a joint venture and fund expenditures going forward on a pro rata basis.Should Excellon's interest fall below 10% during the joint venture, that interest will automatically convert to a 2% NSR that is not subject to a buyback provision.